Pensions and Other Post Employment Benefit Plans - Additional Information (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
Group expects to contribute	SFr 0.7
Weighted average duration of defined benefit obligation	14 years 7 months 6 days	14 years 8 months 12 days
Assumption of discount rates	1.00%	1.45%
Actuarial loss of defined benefit pension liabilities	SFr 1.2
Increase of defined benefit pension liabilities	SFr 1.9	SFr 0.7
Assumption for future salary increases	1.00%	1.20%
Retirement age	65 years
Mandatory Retirement Savings
Disclosure Of Defined Benefit Plans [Line Items]
Guaranteed interest to be credited to employees savings	1.10%	1.00%
Men
Disclosure Of Defined Benefit Plans [Line Items]
Retirement age		65 years
Men | 2025
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting mandatory savings	5.65%
Men | 2026
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting mandatory savings	5.40%
Men | 2025 and 2026
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting supplementary savings	4.49%
Women
Disclosure Of Defined Benefit Plans [Line Items]
Retirement age		64 years
Women | 2025
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting mandatory savings	5.81%
Women | 2026
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting mandatory savings	5.57%
Women | 2025 and 2026
Disclosure Of Defined Benefit Plans [Line Items]
Applicable rate for converting supplementary savings	4.67%
Switzerland pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan, plan assets, insurance coverage parentage	100.00%